Income Taxes - Tax Effects of Significant Temporary Differences (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Deductible temporary differences:
Allowance for loan losses	₨ 79,821.5	$ 1,052.1	₨ 67,584.1
Investments available for sale debt securities	6,997.0	92.2
Lease liabilities	19,745.8	260.3	17,723.8
Employee benefits	728.1	9.6	752.3
Accrued expenses and other liabilities	3,772.1	49.7	4,997.1
Others	2,158.9	28.4	1,904.4
Deferred tax asset	113,223.4	1,492.3	92,961.7
Taxable temporary differences:
Right-of-use assets	19,745.8	260.3	17,723.8
Investments available for sale debt securities	0.0	0.0	8,567.9
Loan origination cost and fees	5,024.1	66.2	3,456.0
Investments, others	3,097.2	40.8	2,874.2
Deferred tax liability	27,867.1	367.3	32,621.9
Net deferred tax asset (liability)	₨ 85,356.3	$ 1,125.0	₨ 60,339.8